Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Best estimate of future payments for guarantee obligations
Maximum potential payments (1)
December 31, ($ in millions) 2021 2020
Performance guarantees

4,540 6,726
Financial guarantees

52 339
Indemnification guarantees
(2)
136 177
Total 4,728 7,242
(1)
Maximum potential payments include amounts in both continuing and discontinued operations.
(2)
Certain indemnifications provided to Hitachi in connection with the divestment of Power Grids are without limit.

Provisions for warranties
($ in millions) 2021 2020 2019
Balance at January 1, 1,035 816 948
Net change in warranties due to acquisitions, divestments and liabilities held for sale (1) 1 8 (88)
Claims paid in cash or in kind

(222) (209) (310)
Net increase in provision for changes in
estimates, warranties issued and warranties expired

226 369 276
Exchange rate differences

(35) 51 (10)
Balance at December 31, 1,005 1,035 816
(1)

Includes adjustments

to the initial

purchase price

allocation

recorded

during the

measurement

period.